UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21563
Investment Company Act File Number
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 41.1%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Aerospace and Defense — 0.5%
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014	110	$107,899
Term Loan, 5.56%, Maturing July 31, 2014	115	112,883
Dundee Holdco 4, Ltd.
Term Loan, 4.30%, Maturing May 15, 2015	113	98,835
Term Loan, 4.80%, Maturing May 13, 2016	113	98,835
Sequa Corp.
Term Loan, 3.83%, Maturing December 3, 2014	397	392,464
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	298	299,625
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	446	445,502

		$1,556,043

Air Transport — 0.2%
Orbitz Worldwide, Inc.
Term Loan, 3.40%, Maturing July 25, 2014	764	$666,254

		$666,254

Automotive — 3.0%
Allison Transmission, Inc.
Term Loan, 2.79%, Maturing August 7, 2014	734	$727,330
Autoparts Holdings, Ltd.
Term Loan, Maturing July 28, 2017(2)	300	300,937
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017	1,394	1,368,342
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017	366	366,616
Federal-Mogul Corp.
Term Loan, 2.23%, Maturing December 29, 2014	937	897,532
Term Loan, 2.22%, Maturing December 28, 2015	553	529,957
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.78%, Maturing April 30, 2014	3,175	3,105,547
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017	795	796,238
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018	219	220,546
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016	497	499,969
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2016	405	404,878
Veyance Technologies, Inc.
Term Loan, 2.78%, Maturing July 31, 2014	84	79,674
Term Loan, 2.78%, Maturing July 31, 2014	586	556,266
Term Loan - Second Lien, 6.02%, Maturing July 31, 2015	200	174,415

		$10,028,247

Building and Development — 0.2%
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016	349	$351,025
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	104	99,653

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		412	$411,094

			$861,772

Business Equipment and Services — 3.7%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		248	$245,644
Acxiom Corp.
Term Loan, 3.57%, Maturing March 15, 2015		259	261,115
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		371	369,468
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		1,033	938,855
Altegrity, Inc.
Term Loan, 3.03%, Maturing February 21, 2015		404	377,651
Brand Energy and Infrastructure Services, Inc.
Term Loan, 3.82%, Maturing February 7, 2014		183	155,496
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		248	249,511
ClientLogic Corp.
Term Loan, 7.33%, Maturing January 30, 2017		165	157,064
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013		835	806,182
Genesys Telecommunications Laboratories, Inc.
Term Loan, Maturing January 25, 2019(2)		125	125,195
Go Daddy Operating Co., LLC
Term Loan, 7.00%, Maturing December 17, 2018		274	276,095
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		572	571,882
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		429	430,888
Mitchell International, Inc.
Term Loan, 2.63%, Maturing March 28, 2014		186	177,755
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		663	664,717
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		349	320,742
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015		550	540,891
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		344	345,436
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		846	844,168
Sabre, Inc.
Term Loan, 2.35%, Maturing September 30, 2014		1,337	1,199,053
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		124	123,830
SunGard Data Systems, Inc.
Term Loan, 2.04%, Maturing February 28, 2014		57	55,991
Term Loan, 4.04%, Maturing February 26, 2016		1,598	1,595,695
Travelport, LLC
Term Loan, 5.80%, Maturing August 21, 2015	EUR	370	404,972
West Corp.
Term Loan, 2.69%, Maturing October 24, 2013		139	139,189
Term Loan, 4.53%, Maturing July 15, 2016		339	340,031
Term Loan, 4.64%, Maturing July 15, 2016		965	967,816

			$12,685,332

Cable and Satellite Television — 2.0%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		228	$225,893

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		223	$222,472
CSC Holdings, Inc.
Term Loan, 3.27%, Maturing March 29, 2016		1,444	1,434,951
Insight Midwest Holdings, LLC
Term Loan, 2.05%, Maturing April 7, 2014		862	859,331
Lavena Holdings 4 GmbH
Term Loan, 3.81%, Maturing March 6, 2015	EUR	56	62,045
Term Loan, 4.06%, Maturing March 4, 2016	EUR	56	62,045
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,924	1,861,519
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		273	271,911
UPC Broadband Holding B.V.
Term Loan, 4.78%, Maturing December 31, 2016	EUR	1,394	1,780,473

			$6,780,640

Chemicals and Plastics — 2.4%
Arizona Chemical, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		250	$252,125
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		399	400,795
Celanese U.S. Holdings, LLC
Term Loan, 3.33%, Maturing October 31, 2016		403	406,393
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		567	563,316
Term Loan, 2.90%, Maturing April 19, 2017		1,547	1,528,463
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		743	770,249
Term Loan, 8.00%, Maturing December 16, 2014		744	771,206
MacDermid, Inc.
Term Loan, 2.92%, Maturing April 11, 2014	EUR	317	408,546
Momentive Performance Materials USA, Inc.
Term Loan, 3.81%, Maturing May 5, 2015		492	482,999
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		249	250,934
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		473	475,790
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		509	511,014
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		396	362,340
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		797	789,229

			$7,973,399

Conglomerates — 1.4%
Jarden Corp.
Term Loan, 3.27%, Maturing March 30, 2018		525	$527,991
Rexnord Corp.
Term Loan, 2.97%, Maturing July 19, 2013		2,000	1,988,126
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		37	35,918
Term Loan, 3.08%, Maturing April 30, 2014		731	718,363
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		501	502,326
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		929	926,029

			$4,698,753

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Containers and Glass Products — 0.7%
Berry Plastics Corp.
Term Loan, 2.29%, Maturing April 3, 2015	520	$507,107
Consolidated Container Co., LLC
Term Loan, 2.50%, Maturing March 28, 2014	290	279,239
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018	972	977,167
Term Loan, 6.50%, Maturing August 9, 2018	543	545,621

		$2,309,134

Cosmetics/Toiletries — 0.2%
Bausch & Lomb, Inc.
Term Loan, 3.52%, Maturing April 24, 2015	113	$112,824
Term Loan, 3.76%, Maturing April 24, 2015	463	462,333

		$575,157

Drugs — 0.3%
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	249	$251,637
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018	172	173,030
Warner Chilcott Co., LLC
Term Loan, 4.25%, Maturing March 15, 2018	153	153,347
Term Loan, 4.25%, Maturing March 15, 2018	306	306,695
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018	211	210,853

		$1,095,562

Ecological Services and Equipment — 0.1%
Big Dumpster Merger Sub, Inc.
Term Loan, 2.53%, Maturing February 5, 2013	92	$76,727
Term Loan, 2.53%, Maturing February 5, 2013	377	315,653

		$392,380

Electronics/Electrical — 2.5%
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	368	$368,668
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018	397	397,993
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	437	439,089
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	299	292,717
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	522	515,192
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016	223	214,817
Freescale Semiconductor, Inc.
Term Loan, 4.55%, Maturing December 1, 2016	933	915,001
Infor Enterprise Solutions Holdings
Term Loan, 5.77%, Maturing March 3, 2014	250	220,104
Term Loan, 6.02%, Maturing July 28, 2015	373	363,978
Term Loan, 6.02%, Maturing July 28, 2015	716	700,978
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014	92	80,208
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014	158	141,154
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018	299	301,494
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	546	535,868
Term Loan, 5.50%, Maturing March 3, 2017	200	197,754

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014		310	$283,147
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		697	697,454
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016		1,185	1,161,300
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018		250	252,110
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017		397	378,651

			$8,457,677

Equipment Leasing — 0.2%
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		300	$302,387
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015		500	503,771

			$806,158

Financial Intermediaries — 1.2%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017		250	$247,500
Citco III, Ltd.
Term Loan, 5.50%, Maturing June 29, 2018		623	600,053
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016		248	248,310
First Data Corp.
Term Loan, 3.03%, Maturing September 24, 2014		1,000	949,375
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016		231	231,116
LPL Holdings, Inc.
Term Loan, 2.09%, Maturing June 28, 2013		112	112,240
Term Loan, 5.25%, Maturing June 25, 2015		354	355,511
Nuveen Investments, Inc.
Term Loan, 3.46%, Maturing November 13, 2014		231	226,775
Term Loan, 5.96%, Maturing May 12, 2017		269	268,031
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		672	673,094

			$3,912,005

Food Products — 1.0%
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		1,244	$1,217,320
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018		192	192,327
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		388	387,966
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		272	271,053
Pinnacle Foods Finance, LLC
Term Loan, 2.87%, Maturing April 2, 2014		1,026	1,019,802
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		356	357,178

			$3,445,646

Food Service — 2.0%
Aramark Corp.
Term Loan, 2.17%, Maturing January 27, 2014		43	$42,320
Term Loan, 2.45%, Maturing January 27, 2014		529	525,336
Term Loan, 3.08%, Maturing January 27, 2014	GBP	523	782,188
Term Loan, 3.55%, Maturing July 26, 2016		77	76,304

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Term Loan, 3.83%, Maturing July 26, 2016		1,168	$1,160,245
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(3)		299	125,746
Term Loan, 0.00%, Maturing April 22, 2015(3)		36	15,092
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		575	573,885
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		292	291,931
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		540	540,439
JRD Holdings, Inc.
Term Loan, 2.53%, Maturing July 2, 2014		552	554,355
OSI Restaurant Partners, LLC
Term Loan, 4.35%, Maturing June 14, 2013		63	61,504
Term Loan, 2.56%, Maturing June 14, 2014		626	612,500
Selecta
Term Loan, 4.02%, Maturing June 28, 2015	EUR	741	775,669
U.S. Foodservice, Inc.
Term Loan, 2.78%, Maturing July 3, 2014		496	473,252

			$6,610,766

Food/Drug Retailers — 1.3%
Alliance Boots Holdings, Ltd.
Term Loan, 3.43%, Maturing July 9, 2015	EUR	1,000	$1,254,539
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		581	577,617
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		952	931,301
Term Loan, 4.50%, Maturing March 2, 2018		413	405,836
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		636	638,698
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		645	646,392

			$4,454,383

Health Care — 4.1%
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		474	$469,667
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		94	93,775
Term Loan, 8.50%, Maturing April 14, 2015		94	93,775
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		742	738,342
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		248	234,495
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(4)		42	34,732
Catalent Pharma Solutions
Term Loan, 2.52%, Maturing April 10, 2014		406	400,294
Community Health Systems, Inc.
Term Loan, 2.52%, Maturing July 25, 2014		70	69,212
Term Loan, 2.76%, Maturing July 25, 2014		1,362	1,347,441
Term Loan, 3.96%, Maturing January 25, 2017		683	674,550
Dako EQT Project Delphi
Term Loan - Second Lien, 4.33%, Maturing December 12, 2016		250	204,500
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		644	647,924
DJO Finance, LLC
Term Loan, 3.27%, Maturing May 20, 2014		158	154,357
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		298	269,737

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		499	$498,510
Fenwal, Inc.
Term Loan, 2.77%, Maturing February 28, 2014		71	68,576
Term Loan, 2.77%, Maturing February 28, 2014		412	399,907
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		448	450,399
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		1,091	1,068,757
Term Loan, 3.52%, Maturing May 1, 2018		455	445,562
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		175	173,414
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		323	319,875
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		491	476,248
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		199	192,171
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		850	866,320
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		481	473,199
Pharmaceutical Products Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		375	378,115
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		246	236,414
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		597	578,593
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		299	297,007
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		739	739,513
VWR Funding, Inc.
Term Loan, 2.77%, Maturing June 30, 2014		926	908,883

			$14,004,264

Home Furnishings — 0.5%
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		968	$968,005
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(5)		85	76,104
Yankee Candle Co., Inc. (The)
Term Loan, 2.27%, Maturing February 6, 2014		531	530,381

			$1,574,490

Industrial Equipment — 0.7%
Colfax Corp.
Term Loan, 4.50%, Maturing January 11, 2019		250	$251,250
Generac CCMP Acquisition Corp.
Term Loan, 2.89%, Maturing November 11, 2013		239	237,621
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		499	501,552
KION Group GmbH
Term Loan, Maturing December 23, 2014(2)	EUR	200	224,549
Term Loan, Maturing December 29, 2015(2)	EUR	200	224,548
Polypore, Inc.
Term Loan, 2.28%, Maturing July 3, 2014		793	782,474

			$2,221,994

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Insurance — 1.2%
Alliant Holdings I, Inc.
Term Loan, 3.58%, Maturing August 21, 2014	477	$473,732
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	297	292,916
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	1,277	1,276,550
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	225	226,508
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014	125	122,882
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	248	248,366
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	204	205,188
HUB International, Ltd.
Term Loan, 3.08%, Maturing June 13, 2014	127	124,243
Term Loan, 3.08%, Maturing June 13, 2014	566	552,702
U.S.I. Holdings Corp.
Term Loan, 2.77%, Maturing May 5, 2014	700	682,622

		$4,205,709

Leisure Goods/Activities/Movies — 2.3%
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2016	1,923	$1,899,233
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018	274	272,485
Bombardier Recreational Products
Term Loan, 2.80%, Maturing June 28, 2013	522	518,813
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016	970	970,985
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	499	500,403
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	516	515,555
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017	1,213	1,209,907
Revolution Studios Distribution Co., LLC
Term Loan, 4.02%, Maturing December 21, 2014	265	188,218
Term Loan - Second Lien, 7.27%, Maturing June 21, 2015(5)	225	69,615
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.02%, Maturing February 17, 2016	246	244,360
Term Loan, 4.00%, Maturing August 17, 2017	227	227,524
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	400	399,978
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018	195	194,986
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015	478	461,981

		$7,674,043

Lodging and Casinos — 0.8%
Caesars Entertainment Operating Co.
Term Loan, 3.28%, Maturing January 28, 2015	403	$364,741
Term Loan, 3.28%, Maturing January 28, 2015	1,553	1,403,493
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	409	418,443
Las Vegas Sands, LLC
Term Loan, 2.93%, Maturing November 23, 2016	106	103,945
Term Loan, 2.93%, Maturing November 23, 2016	527	514,007

		$2,804,629

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nonferrous Metals/Minerals — 0.4%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		535	$537,424
Noranda Aluminum Acquisition Corp.
Term Loan, 2.02%, Maturing May 16, 2014		341	338,868
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		421	420,277

			$1,296,569

Oil and Gas — 0.8%
CITGO Petroleum Corp.
Term Loan, 9.00%, Maturing June 23, 2017		566	$581,596
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		404	404,000
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		398	400,073
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		249	249,518
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		675	677,959
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		25	24,698
Term Loan, 6.50%, Maturing April 20, 2017		40	40,435
Term Loan, 6.50%, Maturing April 20, 2017		304	305,147

			$2,683,426

Publishing — 1.8%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016		223	$219,792
Aster Zweite Beteiligungs GmbH
Term Loan, 6.00%, Maturing December 30, 2016	EUR	793	943,582
Cengage Learning Acquisitions, Inc.
Term Loan, 2.52%, Maturing July 3, 2014		481	427,283
GateHouse Media Operating, Inc.
Term Loan, 2.27%, Maturing August 28, 2014		307	84,889
Term Loan, 2.27%, Maturing August 28, 2014		731	201,833
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		1,226	1,232,910
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		447	446,346
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		939	879,971
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		31	29,474
Nielsen Finance, LLC
Term Loan, 2.30%, Maturing August 9, 2013		1,407	1,406,418
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013		356	351,955

			$6,224,453

Radio and Television — 1.0%
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		825	$827,286
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		125	125,161
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		195	195,770
Tyrol Acquisition 2 SAS
Term Loan, 4.48%, Maturing January 29, 2016	EUR	250	286,340
Term Loan, 4.73%, Maturing January 29, 2016	EUR	250	286,340

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Univision Communications, Inc.
Term Loan, 2.27%, Maturing September 29, 2014		667	$659,872
Term Loan, 4.52%, Maturing March 31, 2017		667	628,628
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		268	268,603

			$3,278,000

Retailers (Except Food and Drug) — 1.4%
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		321	$321,138
Dollar General Corp.
Term Loan, 3.13%, Maturing July 7, 2014		500	500,786
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		199	195,269
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		369	372,742
J. Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		347	336,157
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		347	338,908
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 29, 2016		463	463,056
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		600	590,542
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		245	243,418
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		340	341,679
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		209	210,064
Service Master Co.
Term Loan, 2.77%, Maturing July 24, 2014		45	44,070
Term Loan, 2.85%, Maturing July 24, 2014		450	442,533
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		259	246,714

			$4,647,076

Steel — 0.0%(6)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		149	$149,229

			$149,229

Surface Transport — 0.3%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		695	$694,460
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		388	390,832

			$1,085,292

Telecommunications — 2.1%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		371	$346,302
Crown Castle International Corp.
Term Loan, Maturing January 31, 2019(2)		350	350,407
ERC Luxembourg Holdings, Ltd.
Term Loan, 2.60%, Maturing September 30, 2014	EUR	362	273,722
Term Loan, 2.85%, Maturing September 30, 2015	EUR	362	273,761
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		2,134	2,141,211
IPC Systems, Inc.
Term Loan, 3.34%, Maturing May 31, 2014	GBP	234	348,131

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Macquarie UK Broadcast, Ltd.
Term Loan, 3.02%, Maturing December 1, 2014	GBP	219	$308,807
MetroPCS Wireless
Term Loan, 4.06%, Maturing March 16, 2018		1,190	1,183,554
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		174	174,372
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		297	298,346
Telesat Canada
Term Loan, 3.27%, Maturing October 31, 2014		39	38,711
Term Loan, 3.27%, Maturing October 31, 2014		451	450,651
Windstream Corp.
Term Loan, 3.26%, Maturing December 17, 2015		839	838,349

			$7,026,324

Utilities — 0.8%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		496	$497,242
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		199	197,653
Term Loan, 4.50%, Maturing April 2, 2018		546	542,503
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		871	869,333
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.80%, Maturing October 10, 2017		851	528,446

			$2,635,177

Total Senior Floating-Rate Interests (identified cost $140,569,079)			$138,819,983

Collateralized Mortgage Obligations — 6.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$3,215	$3,510,863
Series 2167, Class BZ, 7.00%, 6/15/29	1,951	2,084,629
Series 2182, Class ZB, 8.00%, 9/15/29	2,710	3,133,061
Series 3871, Class MS, 6.952%, 6/15/41(7)(19)	5,337	1,017,498

		$9,746,051

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$115	$133,553
Series 1991-122, Class N, 7.50%, 9/25/21	363	415,385
Series 1993-84, Class M, 7.50%, 6/25/23	3,094	3,590,003
Series 1994-42, Class K, 6.50%, 4/25/24	1,024	1,161,425
Series 1997-28, Class ZA, 7.50%, 4/20/27	941	1,121,372
Series 1997-38, Class N, 8.00%, 5/20/27	856	1,022,259
Series 2006-72, Class GI, 6.336%, 8/25/36(7)(19)	15,897	2,448,336
Series G-33, Class PT, 7.00%, 10/25/21	1,161	1,292,405

		$11,184,738

Total Collateralized Mortgage Obligations (identified cost $19,440,172)		$20,930,789

Commercial Mortgage-Backed Securities — 2.6%

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	$835	$839,062
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(8)	595	638,675
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(9)	160	163,246
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(8)	1,250	1,341,597
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(8)	1,250	1,353,195
JPMCC, Series 2010-C2, Class C, 5.713%, 11/15/43(8)(9)	500	491,929
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(8)	1,000	1,030,597
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	500	530,736
RBSCF, Series 2010-MB1, Class C, 4.829%, 4/15/24(8)(9)	675	662,041
WBCMT, Series 2004-C12, Class A4, 5.495%, 7/15/41(8)	1,225	1,323,012
WFCM, Series 2010-C1, Class C, 5.774%, 11/15/43(8)(9)	500	497,219

Total Commercial Mortgage-Backed Securities (identified cost $8,098,550)		$8,871,309

Mortgage Pass-Throughs — 36.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.91%, with maturity at 2035(10)	$5,133	$5,400,446
5.00%, with various maturities to 2023(11)	7,234	7,791,818
6.00%, with various maturities to 2029	5,188	6,023,973
6.15%, with maturity at 2027	1,462	1,682,291
6.50%, with various maturities to 2032	10,259	11,655,169
7.00%, with various maturities to 2035	8,621	10,189,991
7.50%, with various maturities to 2035	3,833	4,515,588
8.00%, with various maturities to 2032	4,043	4,778,843
8.50%, with various maturities to 2031	4,214	5,242,948
9.00%, with maturity at 2031	410	524,992
9.50%, with various maturities to 2022	276	319,468
11.50%, with maturity at 2019	372	401,816

		$58,527,343

Federal National Mortgage Association:
5.50%, with various maturities to 2029	$2,736	$3,071,243
6.00%, with maturity at 2023	4,154	4,632,197
6.324%, with maturity at 2032(10)	2,341	2,552,554
6.50%, with various maturities to 2030	9,158	10,329,656
7.00%, with various maturities to 2033	11,476	13,444,837
7.50%, with various maturities to 2031	9,155	11,049,485
8.00%, with various maturities to 2029	2,351	2,818,893
8.50%, with various maturities to 2027	538	644,946
9.00%, with various maturities to 2029	1,206	1,452,026
9.50%, with maturity at 2014	10	10,582
10.00%, with various maturities to 2031	938	1,095,200

		$51,101,619

Government National Mortgage Association:
7.50%, with maturity at 2025	$4,061	$4,846,771
8.00%, with various maturities to 2027	4,550	5,635,267
9.00%, with various maturities to 2026	2,246	2,850,846
9.50%, with maturity at 2025	334	401,435
11.00%, with maturity at 2018	342	385,488

		$14,119,807

Total Mortgage Pass-Throughs (identified cost $114,091,514)		$123,748,769

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.317%, 7/17/19(12)	$500	$378,051

Total Asset-Backed Securities (identified cost $500,000)		$378,051

Corporate Bonds & Notes — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Utilities — 0.4%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(9)	$575	$615,250
7.875%, 1/15/23(9)	675	727,313

Total Corporate Bonds & Notes (identified cost $1,250,000)		$1,342,563

Foreign Corporate Bonds & Notes — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Chile — 0.8%
JPMorgan Chilean Inflation Linked Note
3.80%, 11/17/15(13)	$2,499	$2,679,580

Total Chile (identified cost $2,000,000)		$2,679,580

Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)		$2,679,580

Foreign Government Bonds — 20.4%

	Principal
	Amount
Security	(000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	1,000	$1,158,409

Total Albania			$1,158,409

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(9)	USD	619	$689,446

Total Bermuda			$689,446

Brazil — 0.6%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(13)	BRL	3,520	$2,088,224

Total Brazil			$2,088,224

Chile — 0.8%
Government of Chile, 6.00%, 3/1/18	CLP	1,280,000	$2,771,346

Total Chile			$2,771,346

Congo — 0.5%
Republic of Congo, 3.00%, 6/30/29(14)	USD	2,270	$1,668,119

Total Congo			$1,668,119

Dominican Republic — 1.1%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(15)	DOP	31,000	$793,200
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(15)	DOP	24,000	618,139

	Principal
	Amount
Security	(000’s omitted)		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(15)	DOP	94,600	$2,404,532

Total Dominican Republic			$3,815,871

Georgia — 0.1%
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	200	$120,549
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	400	258,655

Total Georgia			$379,204

Hungary — 1.6%
Republic of Hungary, 3.50%, 7/18/16	EUR	1,187	$1,280,940
Republic of Hungary, 4.375%, 7/4/17	EUR	1,532	1,663,264
Republic of Hungary, 4.50%, 1/29/14	EUR	1,544	1,881,082
Republic of Hungary, 5.75%, 6/11/18	EUR	567	645,396

Total Hungary			$5,470,682

Israel — 0.8%
Israel Government Bond, 3.00%, 10/31/19(13)	ILS	2,517	$739,836
Israel Government Bond, 5.00%, 4/30/15(13)	ILS	6,191	1,889,868

Total Israel			$2,629,704

Mexico — 0.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	9,645	$781,920

Total Mexico			$781,920

Philippines — 0.7%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	98,000	$2,404,635

Total Philippines			$2,404,635

Poland — 0.8%
Poland Government Bond, 3.00%, 8/24/16(13)	PLN	7,947	$2,542,212

Total Poland			$2,542,212

Romania — 0.4%
Romania Government International Bond, 6.75%, 2/7/22(9)	USD	1,400	$1,387,498

Total Romania			$1,387,498

Serbia — 2.6%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	115,840	$1,355,727
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	171,270	1,986,093
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	194,870	2,259,764
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	223,410	2,522,424
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	1,030	11,392
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	25,400	272,623
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	30,290	322,651

Total Serbia			$8,730,674

South Africa — 3.4%
Republic of South Africa, 2.50%, 1/31/17(13)	ZAR	14,511	$1,987,162
Republic of South Africa, 2.60%, 3/31/28(13)	ZAR	15,824	2,096,522
Republic of South Africa, 2.75%, 1/31/22(13)	ZAR	3,151	427,127
Republic of South Africa, 5.50%, 12/7/23(13)	ZAR	2,830	487,561
Republic of South Africa, 6.50%, 6/2/14	USD	5,854	6,475,988

Total South Africa			$11,474,360

Taiwan — 0.3%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	28,300	$956,445

Total Taiwan			$956,445

Turkey — 3.4%
Turkey Government Bond, 0.00%, 4/25/12	TRY	1,080	$595,503
Turkey Government Bond, 0.00%, 8/8/12	TRY	1,124	603,620

	Principal
	Amount
Security	(000’s omitted)		Value
Turkey Government Bond, 0.00%, 11/7/12	TRY	12,218	$6,413,307
Turkey Government Bond, 3.00%, 1/6/21(13)	TRY	7,125	3,728,990

Total Turkey			$11,341,420

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	12,600	$552,536
Republic of Uruguay, 4.375%, 12/15/28(13)	UYU	62,535	3,235,491

Total Uruguay			$3,788,027

Venezuela — 1.4%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(14)	USD	3,383	$2,122,833
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(14)	USD	650	484,250
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(14)	USD	2,509	2,214,192

Total Venezuela			$4,821,275

Total Foreign Government Bonds (identified cost $68,830,293)			$68,899,471

Common Stocks — 1.3%

Security	Shares	Value
Buffets, Inc.(5)(16)(17)	6,477	$0
Dayco Products, LLC(16)(17)	8,898	313,655
Euramax International, Inc.(5)(16)(17)	234	70,110
Hayes Lemmerz International, Inc.(16)(17)	30,203	1,721,571
Herbst Gaming, Inc.(5)(16)(17)	23,498	143,573
Ion Media Networks, Inc.(5)(16)(17)	1,357	1,085,600
MediaNews Group, Inc.(5)(16)(17)	3,023	59,825
Metro-Goldwyn-Mayer Holdings, Inc.(16)(17)	19,828	476,699
New Young Broadcasting Holding Co., Inc.(16)(17)	178	525,100
Oreck Corp.(5)(16)(17)	1,510	106,017
SuperMedia, Inc.(16)(17)	1,346	3,877
United Subcontractors, Inc.(5) (16) (17)	154	9,003

Total Common Stocks (identified cost $1,815,516)		$4,515,030

Warrants — 0.0%

Security	Shares	Value
United States — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(5)(16)(17)	1,636	$0
Oriental Trading Co., Inc., Expires 2/11/16(5)(16)(17)	1,795	0

Total Warrants (identified cost $0)		$0

Precious Metals — 2.1%

	Troy
Description	Ounces	Value
Gold(16)	1,983	$3,452,681
Platinum(16)	2,364	3,753,784

Total Precious Metals (identified cost $6,775,524)		$7,206,465

Currency Options Purchased — 0.0%(6)

	Principal
	Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	11,837	EUR	1.17	5/3/12	$44,592

Total Currency Options Purchased (identified cost $540,846)						$44,592

Short-Term Investments — 18.0%

Foreign Government Securities — 10.2%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 0.4%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	2,494	$1,404,175

Total Brazil			$1,404,175

Croatia — 0.5%
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	260	$339,468
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	417	543,584
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	260	327,871
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	417	524,816

Total Croatia			$1,735,739

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	330	$193,431
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	137	78,426

Total Georgia			$271,857

Iceland — 1.0%
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	505,000	$3,447,953

Total Iceland			$3,447,953

Indonesia — 0.0%(6)
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	663,000	$73,705

Total Indonesia			$73,705

Kazakhstan — 0.0%(6)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	3,767	$25,323

Total Kazakhstan			$25,323

Malaysia — 1.8%
Bank Negara Monetary Note, 0.00%, 2/23/12	MYR	3,441	$1,129,038
Bank Negara Monetary Note, 0.00%, 3/1/12	MYR	3,034	995,280
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	1,658	543,682
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	3,969	1,299,086
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	4,078	1,333,020
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	2,337	763,920

Total Malaysia			$6,064,026

Philippines — 0.6%
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	14,460	$336,982
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	25,390	591,497
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	29,200	679,782
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	890	20,658
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	3,130	72,594
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	10,310	237,820

Total Philippines			$1,939,333

Romania — 1.8%
Romania Treasury Bill, 0.00%, 3/21/12	RON	6,240	$1,865,039
Romania Treasury Bill, 0.00%, 4/11/12	RON	5,590	1,665,005

	Principal
	Amount
Security	(000’s omitted)		Value
Romania Treasury Bill, 0.00%, 5/2/12	RON	5,670	$1,684,940
Romania Treasury Bill, 0.00%, 6/20/12	RON	480	141,498
Romania Treasury Bill, 0.00%, 7/11/12	RON	440	129,232
Romania Treasury Bill, 0.00%, 1/16/13	RON	2,540	723,017

Total Romania			$6,208,731

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	110,190	$1,344,319
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	17,930	218,033
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	29,000	346,132
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	58,780	695,391

Total Serbia			$2,603,875

Slovakia — 0.6%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	1,500	$1,952,853

Total Slovakia			$1,952,853

Sri Lanka — 2.2%
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	30,490	$265,467
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	36,270	315,288
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	67,120	582,532
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	61,000	525,365
Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	200,370	1,721,275
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	230,890	1,954,832
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	135,510	1,142,438
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	35,800	297,115
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	99,460	803,275

Total Sri Lanka			$7,607,587

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	2,700	$137,674
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	8,140	412,222
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	3,025	146,427

Total Uruguay			$696,323

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	505,000	$97,739
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	2,390,000	462,004

Total Zambia			$559,743

Total Foreign Government Securities (identified cost $36,326,046)			$34,591,223

U.S. Treasury Obligations — 1.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(11)	$4,686	$4,685,987

Total U.S. Treasury Obligations (identified cost $4,686,068)		$4,685,987

Repurchase Agreements — 3.7%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/3/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Fund and repurchase proceeds of EUR 1,266,336, collateralized by EUR 1,192,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,686,457	EUR	1,267	$1,656,645

	Principal
	Amount
Description	(000’s omitted)		Value
Dated 1/12/12 with a maturity date of 2/17/12, an interest rate of 0.50% payable by the Fund and repurchase proceeds of $351,354, collateralized by $380,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $371,740.		$352	$351,500
Dated 1/17/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 1,962,537, collateralized by EUR 1,869,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,555,490.	EUR	1,962	2,566,982
Dated 1/24/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 1,497,189, collateralized by EUR 1,450,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $1,982,590.	EUR	1,497	1,958,314
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 2,870,374, collateralized by EUR 2,580,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $3,754,870.	EUR	2,870	3,754,429
Citibank NA:
Dated 1/25/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 1,565,813, collateralized by EUR 1,550,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $2,105,586.	EUR	1,566	2,047,752

Total Repurchase Agreements (identified cost $12,260,775)			$12,335,622

Other Securities — 2.7%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(18)	$7,190	$7,189,928
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	1,978	1,978,329

Total Other Securities (identified cost $9,168,257)		$9,168,257

Total Short-Term Investments (identified cost $62,441,146)		$60,781,089

Total Investments — 129.6% (identified cost $426,352,640)		$438,217,691

Other Assets, Less Liabilities — (29.6)%		$(100,141,089)

Net Assets — 100.0%		$338,076,602

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KZT	-	Kazak Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(3)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)		Amount is less than 0.05%.

(7)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)		Weighted average fixed-rate coupon that changes/updates monthly.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $5,233,942 or 1.5% of the Fund’s net assets.

(10)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(11)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(12)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(13)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(15)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(16)		Non-income producing.

(17)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,002.

(19)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.

Securities Sold Short
Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value
Belarus
Republic of Belarus, 8.75%, 8/3/15(14)		$(380)	$(355,300)

Total Belarus			$(355,300)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(1,550)	$(2,079,340)

Total Belgium			$(2,079,340)

	Principal
	Amount
Security	(000’s omitted)		Value
France
Government of France, 3.75%, 4/25/17	EUR	(2,580)	$(3,657,094)
Government of France, 3.75%, 10/25/19	EUR	(1,192)	(1,670,598)
Government of France, 4.00%, 10/25/38	EUR	(3,319)	(4,490,979)

Total France			$(9,818,671)

Total Foreign Government Bonds (proceeds $12,790,940)			$(12,253,311)

Total Securities Sold Short (proceeds $12,790,940)			$(12,253,311)

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $12,500,688 or 3.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Commodity Contracts(1)

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
4/26/12	Gold 1,387 Troy Ounces	United States Dollar 1,991,233	Citibank NA	$(424,319)

				$(424,319)

(1)	Non-deliverable contract that is settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/6/12	New Taiwan Dollar 33,090,000	United States Dollar 1,100,506	Nomura International PLC	$(17,625)
2/6/12	Russian Ruble 19,905,000	United States Dollar 658,136	Barclays Bank PLC	1,239
2/6/12	Russian Ruble 21,195,000	United States Dollar 700,777	Standard Chartered Bank	1,308
2/9/12	Euro 940,000	United States Dollar 1,214,085	Bank of America	(15,497)
2/9/12	Euro 2,000,000	United States Dollar 2,557,280	Bank of America	(58,853)
2/9/12	New Taiwan Dollar 11,641,000	United States Dollar 387,194	Citibank NA	(6,096)
2/9/12	New Taiwan Dollar 10,993,000	United States Dollar 365,641	Credit Suisse International	(5,757)
2/9/12	New Taiwan Dollar 12,172,000	United States Dollar 404,991	Credit Suisse International	(6,240)
2/9/12	New Taiwan Dollar 23,975,000	United States Dollar 798,023	Standard Chartered Bank	(11,972)
2/13/12	Euro 6,653,000	United States Dollar 8,476,587	Goldman Sachs International	(226,043)
2/14/12	Czech Koruna 19,008,000	Euro 743,458	Credit Suisse International	(9,320)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/16/12	Euro 260,000	United States Dollar 352,269	Standard Chartered Bank	$12,167
2/21/12	New Taiwan Dollar 22,945,000	United States Dollar 759,240	Barclays Bank PLC	(15,441)
2/21/12	New Taiwan Dollar 23,464,000	United States Dollar 776,029	Credit Suisse International	(16,176)
2/21/12	New Taiwan Dollar 23,091,000	United States Dollar 763,945	Nomura International PLC	(15,666)
2/21/12	New Taiwan Dollar 23,464,000	United States Dollar 776,029	Standard Chartered Bank	(16,176)
2/24/12	Euro 209,842	United States Dollar 267,250	Australia and New Zealand Banking Group Limited	(7,244)
2/24/12	Euro 862,618	United States Dollar 1,098,622	Bank of America	(29,771)
2/24/12	Euro 2,069,248	United States Dollar 2,634,339	Deutsche Bank	(72,450)
2/24/12	Euro 52,568	United States Dollar 67,990	Goldman Sachs International	(774)
2/24/12	Euro 199,447	United States Dollar 256,309	Goldman Sachs International	(4,588)
2/24/12	Euro 1,341,643	United States Dollar 1,708,951	Goldman Sachs International	(46,056)
2/24/12	Euro 16,598,973	United States Dollar 21,462,140	State Street Bank and Trust Co.	(251,021)
2/29/12	British Pound Sterling 120,387	United States Dollar 186,996	JPMorgan Chase Bank	(2,670)
2/29/12	Euro 6,686,287	United States Dollar 8,937,559	Citibank NA	191,129
2/29/12	Euro 340,000	United States Dollar 444,707	Citibank NA	(52)
2/29/12	Euro 1,730,000	United States Dollar 2,272,571	Goldman Sachs International	9,533
2/29/12	Euro 171,464	United States Dollar 220,999	Nomura International PLC	(3,296)
2/29/12	South African Rand 7,169,552	United States Dollar 917,891	Standard Chartered Bank	4,925
3/1/12	Euro 417,000	United States Dollar 557,295	Standard Chartered Bank	11,811
3/9/12	Sri Lankan Rupee 30,490,000	United States Dollar 271,263	Standard Chartered Bank	4,863
3/15/12	South African Rand 24,093,821	United States Dollar 2,885,971	Standard Bank	(175,312)
3/16/12	Sri Lankan Rupee 36,270,000	United States Dollar 320,690	Standard Chartered Bank	4,068
3/19/12	Croatian Kuna 1,104,600	Euro 146,034	Citibank NA	1,520
3/19/12	New Taiwan Dollar 24,504,000	United States Dollar 807,115	Australia and New Zealand Banking Group Limited	(20,358)
3/19/12	New Taiwan Dollar 24,367,000	United States Dollar 802,602	Citibank NA	(20,244)
3/19/12	New Taiwan Dollar 20,107,000	United States Dollar 662,286	Credit Suisse International	(16,705)
3/19/12	New Taiwan Dollar 24,149,000	United States Dollar 795,422	Nomura International PLC	(20,063)
3/19/12	South African Rand 38,346,930	United States Dollar 4,521,404	State Street Bank and Trust Co.	(347,960)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
3/22/12	South African Rand 11,284,418	United States Dollar 1,345,385	Goldman Sachs International	$(86,897)
3/23/12	Sri Lankan Rupee 67,120,000	United States Dollar 595,299	HSBC Bank USA	9,890
3/26/12	Croatian Kuna 2,460,700	Euro 323,589	Deutsche Bank	1,615
3/30/12	British Pound Sterling 385,969	United States Dollar 596,844	Goldman Sachs International	(11,085)
4/2/12	New Taiwan Dollar 11,692,000	United States Dollar 394,853	Barclays Bank PLC	(213)
4/2/12	New Taiwan Dollar 14,553,000	United States Dollar 491,473	Credit Suisse International	(266)
4/2/12	New Taiwan Dollar 13,177,000	United States Dollar 445,004	Deutsche Bank	(241)
4/2/12	New Taiwan Dollar 13,068,000	United States Dollar 441,322	HSBC Bank USA	(239)
4/3/12	Brazilian Real 1,607,000	United States Dollar 954,843	Deutsche Bank	48,175
4/3/12	Brazilian Real 1,607,000	United States Dollar 955,410	Nomura International PLC	48,743
4/3/12	Brazilian Real 886,600	United States Dollar 534,257	Standard Bank	34,039
4/3/12	Brazilian Real 1,990,000	United States Dollar 1,185,936	Standard Chartered Bank	63,180
4/17/12	Israeli Shekel 9,111,651	United States Dollar 2,371,159	JPMorgan Chase Bank	(56,980)
4/25/12	Croatian Kuna 3,811,000	Euro 500,263	Deutsche Bank	3,502
4/27/12	Russian Ruble 6,095,000	United States Dollar 195,760	Barclays Bank PLC	(3,055)
4/27/12	Russian Ruble 11,235,000	United States Dollar 360,848	Credit Suisse International	(5,631)
4/27/12	Russian Ruble 12,670,000	United States Dollar 406,854	Standard Chartered Bank	(6,433)
4/27/12	Sri Lankan Rupee 61,000,000	United States Dollar 538,869	Standard Chartered Bank	9,432
4/30/12	British Pound Sterling 406,669	United States Dollar 637,472	JPMorgan Chase Bank	(2,885)
5/11/12	Sri Lankan Rupee 200,370,000	United States Dollar 1,777,906	Standard Chartered Bank	42,337
5/30/12	Croatian Kuna 1,166,000	Euro 152,339	Credit Suisse International	1,001
6/8/12	Croatian Kuna 1,629,200	Euro 211,639	Citibank NA	137
6/19/12	Croatian Kuna 1,916,900	Euro 251,430	Citibank NA	3,800
7/11/12	Euro 1,500,000	United States Dollar 2,019,525	Deutsche Bank	55,950
7/13/12	Sri Lankan Rupee 230,890,000	United States Dollar 2,048,713	Standard Chartered Bank	66,714

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
7/30/12	Russian Ruble 6,014,000	United States Dollar 190,467	Citibank NA	$(3,130)
7/30/12	Russian Ruble 10,695,000	United States Dollar 338,717	Credit Suisse International	(5,566)
7/30/12	Russian Ruble 13,291,000	United States Dollar 420,964	Nomura International PLC	(6,887)
10/23/12	Croatian Kuna 2,415,000	Euro 311,131	Barclays Bank PLC	2,583
10/29/12	Russian Ruble 11,310,000	United States Dollar 353,189	Deutsche Bank	(6,273)
10/29/12	Russian Ruble 13,033,000	United States Dollar 406,900	HSBC Bank USA	(7,324)
10/29/12	Russian Ruble 5,657,000	United States Dollar 176,616	Standard Chartered Bank	(3,179)
11/15/12	Euro 260,000	United States Dollar 352,867	Goldman Sachs International	12,170
11/29/12	Euro 417,000	United States Dollar 559,531	Standard Chartered Bank	13,033
1/17/13	Croatian Kuna 2,303,668	Euro 296,025	Barclays Bank PLC	5,276
1/18/13	Sri Lankan Rupee 99,460,000	United States Dollar 828,833	HSBC Bank USA	(3,877)

				$(985,447)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/3/12	South Korean Won 1,880,315,000	United States Dollar 1,634,062	Australia and New Zealand Banking Group Limited	$39,520
2/3/12	South Korean Won 1,880,529,000	United States Dollar 1,633,822	BNP Paribas SA	39,950
2/3/12	South Korean Won 1,859,356,000	United States Dollar 1,615,848	Deutsche Bank	39,079
2/9/12	Philippine Peso 41,270,000	United States Dollar 933,964	Credit Suisse International	28,675
2/9/12	Polish Zloty 1,437,398	Euro 320,390	State Street Bank and Trust Co.	26,030
2/13/12	Philippine Peso 20,870,000	United States Dollar 473,253	Standard Chartered Bank	13,634
2/13/12	Yuan Renminbi 1,191,000	United States Dollar 186,298	Bank of America	2,711
2/13/12	Yuan Renminbi 1,947,000	United States Dollar 307,982	Standard Chartered Bank	1,002
2/13/12	Zambian Kwacha 1,930,965,000	United States Dollar 370,698	Citibank NA	5,106
2/15/12	Euro 2,319,446	United States Dollar 3,000,746	Nomura International PLC	33,277
2/17/12	South Korean Won 648,000,000	United States Dollar 558,212	Australia and New Zealand Banking Group Limited	17,270
2/17/12	South Korean Won 573,000,000	United States Dollar 493,753	Standard Chartered Bank	15,122

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/17/12	Yuan Renminbi 3,876,000	United States Dollar 608,429	Barclays Bank PLC	$6,618
2/21/12	Hong Kong Dollar 50,198,000	United States Dollar 6,450,112	Standard Chartered Bank	22,677
2/21/12	Malaysian Ringgit 13,714,000	United States Dollar 4,387,918	HSBC Bank USA	111,578
2/23/12	Indian Rupee 76,806,000	United States Dollar 1,515,539	Barclays Bank PLC	26,307
2/23/12	Indian Rupee 68,274,000	United States Dollar 1,347,451	Standard Chartered Bank	23,119
2/23/12	Polish Zloty 3,602,931	Euro 829,796	HSBC Bank USA	28,599
2/23/12	Swedish Krona 10,555,200	Euro 1,203,654	Nomura International PLC	(24,406)
2/23/12	Swedish Krona 10,555,200	Euro 1,202,975	Standard Chartered Bank	(23,518)
2/24/12	Ghanaian Cedi 1,541,100	United States Dollar 924,198	Standard Bank	(12,267)
2/24/12	Ghanaian Cedi 577,600	United States Dollar 342,789	Standard Bank	(1,000)
2/24/12	New Turkish Lira 562,116	United States Dollar 313,535	Bank of America	1,057
2/29/12	Euro 1,250,687	United States Dollar 1,640,501	Deutsche Bank	(4,459)
2/29/12	Yuan Renminbi 8,358,100	United States Dollar 1,326,514	Australia and New Zealand Banking Group Limited	143
2/29/12	Yuan Renminbi 7,457,000	United States Dollar 1,183,782	Bank of America	(154)
2/29/12	Yuan Renminbi 4,490,000	United States Dollar 706,808	Bank of America	5,876
2/29/12	Yuan Renminbi 5,485,000	United States Dollar 863,644	Citibank NA	6,975
2/29/12	Yuan Renminbi 5,483,398	United States Dollar 863,119	HSBC Bank USA	7,244
3/12/12	Indian Rupee 54,512,000	United States Dollar 1,021,350	Citibank NA	67,482
3/12/12	Indian Rupee 47,594,000	United States Dollar 891,733	Credit Suisse International	58,918
3/12/12	Singapore Dollar 5,317,000	United States Dollar 4,126,055	Standard Chartered Bank	100,997
3/12/12	Yuan Renminbi 1,164,657	United States Dollar 181,864	Bank of America	2,828
3/19/12	South Korean Won 724,360,000	United States Dollar 626,501	Australia and New Zealand Banking Group Limited	14,646
3/19/12	South Korean Won 762,407,000	United States Dollar 659,294	HSBC Bank USA	15,529
3/19/12	South Korean Won 728,233,000	United States Dollar 629,959	Standard Chartered Bank	14,615
3/20/12	Ugandan Shilling 735,800,000	United States Dollar 293,850	Citibank NA	14,638
3/20/12	Ugandan Shilling 408,800,000	United States Dollar 163,194	Standard Chartered Bank	8,198
3/30/12	Indian Rupee 1,042,000	United States Dollar 19,254	Bank of America	1,478
3/30/12	Indian Rupee 1,109,000	United States Dollar 20,484	Barclays Bank PLC	1,580

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/30/12	Indian Rupee 1,109,000	United States Dollar 20,484	Citibank NA	$1,580
3/30/12	Norwegian Krone 8,576,150	Euro 1,117,588	Australia and New Zealand Banking Group Limited	(3,647)
3/30/12	Norwegian Krone 8,576,150	Euro 1,117,632	Standard Chartered Bank	(3,704)
3/30/12	Ugandan Shilling 292,047,600	United States Dollar 119,203	Citibank NA	2,560
4/9/12	Mexican Peso 69,998,872	United States Dollar 5,051,699	Standard Chartered Bank	288,296
4/11/12	New Turkish Lira 2,733,428	United States Dollar 1,476,332	State Street Bank and Trust Co.	37,559
4/12/12	Zambian Kwacha 1,930,965,000	United States Dollar 364,815	Citibank NA	7,276
4/25/12	Zambian Kwacha 472,666,210	United States Dollar 87,856	Standard Bank	3,013
4/26/12	Ugandan Shilling 772,052,000	United States Dollar 253,132	Barclays Bank PLC	66,315
4/26/12	Ugandan Shilling 454,981,000	United States Dollar 148,930	Citibank NA	39,325
5/29/12	Yuan Renminbi 15,676,465	United States Dollar 2,452,206	JPMorgan Chase Bank	38,829
6/4/12	Yuan Renminbi 4,540,000	United States Dollar 709,264	Barclays Bank PLC	9,324
6/15/12	Yuan Renminbi 30,114,000	United States Dollar 4,680,448	Barclays Bank PLC	84,983
8/7/12	Ugandan Shilling 292,047,600	United States Dollar 98,532	Standard Chartered Bank	17,053
10/29/12	Ugandan Shilling 454,244,000	United States Dollar 145,614	Citibank NA	27,528
10/29/12	Ugandan Shilling 457,198,000	United States Dollar 144,886	Standard Chartered Bank	29,382
10/31/12	Ugandan Shilling 250,079,000	United States Dollar 80,879	Standard Bank	14,357

				$1,396,703

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	12 Euro-Bobl	Short	$(1,969,066)	$(1,971,806)	$(2,740)
3/12	19 Euro-Bund	Long	3,349,477	3,472,453	122,976
3/12	18 Euro-Buxl	Long	2,830,610	2,992,085	161,475
3/12	12 Euro-Schatz	Short	(1,729,902)	(1,733,375)	(3,473)
3/12	4 Japan 10-Year Bond	Short	(7,431,645)	(7,483,075)	(51,430)
3/12	47 U.S. 5-Year Treasury Note	Short	(5,771,086)	(5,830,203)	(59,117)
3/12	12 U.S. 10-Year Treasury Note	Short	(1,586,808)	(1,587,000)	(192)
4/12	22 Platinum	Long	1,577,710	1,746,910	169,200

					$336,699

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Fund				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	93,050	Receives	6-month HUF BUBOR	7.32%	12/16/16	$3,758
Bank of America	HUF	117,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(6,109)
Bank of America	ILS	2,650	Receives	3-month ILS TELBOR	4.20	11/19/14	(32,100)
Bank of America	ILS	2,600	Receives	3-month ILS TELBOR	4.54	1/6/15	(38,054)
Bank of America	ZAR	5,852	Receives	3-month ZAR JIBAR	6.86	11/17/15	(14,268)
Bank of America	ZAR	6,082	Receives	3-month ZAR JIBAR	7.18	12/15/15	(22,626)
Bank of America	ZAR	2,773	Receives	3-month ZAR JIBAR	7.26	11/16/20	(956)
Bank of America	ZAR	5,850	Receives	3-month ZAR JIBAR	7.42	11/17/20	(10,080)
Bank of America	ZAR	4,072	Receives	3-month ZAR JIBAR	7.31	11/19/20	(3,020)
Barclays Bank PLC	ILS	1,311	Receives	3-month ILS TELBOR	5.15	3/5/20	(47,138)
Barclays Bank PLC	ILS	1,334	Receives	3-month ILS TELBOR	5.16	3/8/20	(48,138)
Citibank NA	ZAR	2,659	Receives	3-month ZAR JIBAR	7.29	11/19/20	(1,516)
Credit Suisse International	HUF	46,530	Receives	6-month HUF BUBOR	7.32	12/16/16	1,879
Credit Suisse International	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(142)
Credit Suisse International	HUF	67,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,563)
Deutsche Bank	HUF	69,250	Receives	6-month HUF BUBOR	7.98	1/19/17	(4,477)
Deutsche Bank	ZAR	2,073	Receives	3-month ZAR JIBAR	6.71	11/19/15	(3,596)
Deutsche Bank	ZAR	3,825	Receives	3-month ZAR JIBAR	7.26	11/16/20	(1,319)
Deutsche Bank	ZAR	2,467	Receives	3-month ZAR JIBAR	7.27	11/19/20	(979)
JPMorgan Chase Bank	HUF	173,000	Receives	6-month HUF BUBOR	7.26	12/19/16	8,868
JPMorgan Chase Bank	HUF	103,000	Receives	6-month HUF BUBOR	7.34	12/20/16	3,744
JPMorgan Chase Bank	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	4,552
JPMorgan Chase Bank	HUF	80,000	Receives	6-month HUF BUBOR	7.30	12/22/16	3,512
JPMorgan Chase Bank	HUF	78,000	Receives	6-month HUF BUBOR	7.37	12/27/16	2,553
JPMorgan Chase Bank	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,912)
Morgan Stanley & Co. International PLC	HUF	72,000	Receives	6-month HUF BUBOR	7.26	12/19/16	3,691

							$(205,436)

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$2,608	5.00	%(1)	6/20/13	4.26%	$41,648	$(10,140)	$31,508
Argentina	Bank of America	859	5.00	(1)	6/20/13	4.26	13,722	(7,618)	6,104
Argentina	Bank of America	430	5.00	(1)	6/20/13	4.26	6,862	(3,923)	2,939
Argentina	Bank of America	437	5.00	(1)	6/20/13	4.26	6,985	(5,267)	1,718
Argentina	Bank of America	442	5.00	(1)	6/20/13	4.26	7,051	(5,493)	1,558
Argentina	Credit Suisse International	435	5.00	(1)	6/20/13	4.26	6,947	(1,691)	5,256
Argentina	Credit Suisse International	446	5.00	(1)	6/20/13	4.26	7,123	(2,899)	4,224
Argentina	Credit Suisse International	442	5.00	(1)	6/20/13	4.26	7,059	(4,046)	3,013
Argentina	Credit Suisse International	384	5.00	(1)	6/20/13	4.26	6,132	(3,515)	2,617
Argentina	Deutsche Bank	440	5.00	(1)	6/20/13	4.26	7,027	(3,745)	3,282
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.26	7,059	(4,046)	3,013
Argentina	Deutsche Bank	279	5.00	(1)	6/20/13	4.26	4,458	(2,554)	1,904
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.26	7,051	(5,493)	1,558
Iceland	JPMorgan Chase Bank	2,600	1.75		3/20/18	2.93	(154,795)	—	(154,795)
Iceland	JPMorgan Chase Bank	1,000	2.10		3/20/23	2.97	(66,866)	—	(66,866)
Iceland	JPMorgan Chase Bank	1,000	2.45		3/20/23	2.97	(38,694)	—	(38,694)
Panama	Credit Suisse International	500	1.00	(1)	12/20/16	1.31	(6,672)	13,044	6,372
Panama	Deutsche Bank	300	1.00	(1)	12/20/16	1.31	(4,003)	7,961	3,958
Panama	Morgan Stanley & Co. International PLC	500	1.00	(1)	12/20/16	1.31	(6,672)	15,501	8,829
South Africa	Bank of America	55	1.00	(1)	12/20/15	1.67	(1,316)	361	(955)
South Africa	Bank of America	200	1.00	(1)	12/20/15	1.67	(4,786)	1,254	(3,532)

						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
South Africa	Barclays Bank PLC	$80	1.00	%(1)	12/20/15	1.67%	$(1,914)	$584	$(1,330)
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/15	1.67	(3,470)	1,067	(2,403)
South Africa	Credit Suisse International	85	1.00	(1)	12/20/15	1.67	(2,033)	681	(1,352)
South Africa	Credit Suisse International	200	1.00	(1)	12/20/15	1.67	(4,786)	1,473	(3,313)
South Africa	Deutsche Bank	155	1.00	(1)	12/20/15	1.67	(3,709)	1,140	(2,569)
South Africa	Goldman Sachs International	90	1.00	(1)	12/20/15	1.67	(2,153)	721	(1,432)
South Africa	Goldman Sachs International	205	1.00	(1)	12/20/15	1.67	(4,905)	1,582	(3,323)

							$(177,650)	$(15,061)	$(192,711)

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$27,598	$—	$27,598
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(6,828)	—	(6,828)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	49,189	(30,745)	18,444
Brazil	Bank of America	625	1.00	(1)	6/20/20	30,742	(24,246)	6,496
Brazil	Bank of America	680	1.00	(1)	12/20/20	36,225	(22,518)	13,707
Brazil	Bank of America	300	1.00	(1)	12/20/20	15,982	(9,717)	6,265
Brazil	Bank of America	100	1.00	(1)	12/20/20	5,328	(3,099)	2,229
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(16,040)	—	(16,040)
Brazil	Barclays Bank PLC	630	1.00	(1)	12/20/20	33,561	(21,349)	12,212
Brazil	Citibank NA	100	1.00	(1)	12/20/20	5,328	(3,135)	2,193
Brazil	Credit Suisse International	775	1.00	(1)	6/20/20	38,122	(35,528)	2,594
Brazil	Deutsche Bank	170	1.00	(1)	12/20/20	9,056	(5,945)	3,111
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	38,121	(34,045)	4,076
Brazil	HSBC Bank USA	130	1.00	(1)	12/20/20	6,927	(4,076)	2,851
Brazil	Standard Chartered Bank	130	1.00	(1)	12/20/20	6,927	(4,076)	2,851
China	Bank of America	500	1.00	(1)	3/20/17	8,254	(15,329)	(7,075)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	14,246	(24,077)	(9,831)
China	Deutsche Bank	316	1.00	(1)	3/20/17	5,217	(8,379)	(3,162)
China	Deutsche Bank	369	1.00	(1)	3/20/17	6,091	(9,784)	(3,693)
Colombia	Bank of America	410	1.00	(1)	9/20/21	21,938	(17,741)	4,197
Colombia	Goldman Sachs International	310	1.00	(1)	9/20/21	16,589	(13,179)	3,410
Colombia	HSBC Bank USA	900	1.00	(1)	9/20/21	48,159	(37,404)	10,755
Colombia	Morgan Stanley & Co. International PLC	460	1.00	(1)	9/20/21	24,613	(19,904)	4,709
Egypt	Bank of America	350	1.00	(1)	6/20/15	46,245	(14,681)	31,564
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	199,319	(48,735)	150,584
Egypt	Barclays Bank PLC	105	1.00	(1)	6/20/15	13,874	(2,895)	10,979
Egypt	Citibank NA	300	1.00	(1)	6/20/20	86,933	(27,888)	59,045
Egypt	Citibank NA	300	1.00	(1)	6/20/20	86,933	(29,295)	57,638
Egypt	Deutsche Bank	300	1.00	(1)	6/20/15	39,640	(12,826)	26,814
Egypt	Deutsche Bank	200	1.00	(1)	6/20/15	26,425	(8,278)	18,147
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	101,423	(32,692)	68,731
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	86,933	(24,797)	62,136
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	86,933	(28,059)	58,874
Egypt	JPMorgan Chase Bank	350	1.00	(1)	6/20/15	46,245	(14,681)	31,564
Guatemala	Citibank NA	1,286	1.00	(1)	9/20/20	109,585	(85,286)	24,299
Italy	Credit Suisse International	6,800	0.20		12/20/16	1,080,929	—	1,080,929
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	43,986	(22,209)	21,777
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	28,820	(13,270)	15,550
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	9,607	(4,503)	5,104
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	9,607	(5,150)	4,457
Lebanon	Citibank NA	1,200	3.30		9/20/14	14,059	—	14,059

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Lebanon	Citibank NA	$1,000	1.00	%(1)	12/20/14	$87,969	$(45,087)	$42,882
Lebanon	Citibank NA	500	1.00	(1)	12/20/14	43,986	(22,209)	21,777
Lebanon	Citibank NA	350	1.00	(1)	12/20/14	30,788	(15,233)	15,555
Lebanon	Citibank NA	300	1.00	(1)	3/20/15	28,821	(11,822)	16,999
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	76,851	(35,367)	41,484
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	19,213	(8,893)	10,320
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	10,483	(4,472)	6,011
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	19,213	(8,210)	11,003
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	10,483	(4,472)	6,011
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(26,843)	—	(26,843)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	1,669	(11,924)	(10,255)
Philippines	Citibank NA	800	1.84		12/20/14	(19,284)	—	(19,284)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	1,671	(11,942)	(10,271)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	88,277	(43,891)	44,386
South Africa	Bank of America	200	1.00	(1)	12/20/20	16,844	(6,846)	9,998
South Africa	Bank of America	55	1.00	(1)	12/20/20	4,632	(2,065)	2,567
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	88,277	(50,736)	37,541
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	38,140	(16,250)	21,890
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/20	12,212	(4,945)	7,267
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/20	6,736	(2,891)	3,845
South Africa	Citibank NA	655	1.00	(1)	12/20/19	48,183	(31,485)	16,698
South Africa	Citibank NA	400	1.00	(1)	3/20/20	30,510	(20,940)	9,570
South Africa	Citibank NA	200	1.00	(1)	3/20/20	15,257	(10,145)	5,112
South Africa	Credit Suisse International	400	1.00	(1)	3/20/20	30,511	(14,256)	16,255
South Africa	Credit Suisse International	200	1.00	(1)	3/20/20	15,256	(8,672)	6,584
South Africa	Credit Suisse International	200	1.00	(1)	12/20/20	16,843	(7,278)	9,565
South Africa	Credit Suisse International	85	1.00	(1)	12/20/20	7,157	(3,250)	3,907
South Africa	Deutsche Bank	155	1.00	(1)	12/20/20	13,053	(5,508)	7,545
South Africa	Goldman Sachs International	205	1.00	(1)	12/20/20	17,265	(7,433)	9,832
South Africa	Goldman Sachs International	90	1.00	(1)	12/20/20	7,579	(3,316)	4,263
South Africa	JPMorgan Chase Bank	600	1.00	(1)	12/20/19	44,139	(30,076)	14,063
South Africa	JPMorgan Chase Bank	310	1.00	(1)	12/20/19	22,805	(18,649)	4,156
South Africa	JPMorgan Chase Bank	400	1.00	(1)	3/20/20	30,510	(14,506)	16,004
South Africa	JPMorgan Chase Bank	300	1.00	(1)	3/20/20	22,884	(10,504)	12,380
South Africa	JPMorgan Chase Bank	200	1.00	(1)	3/20/20	15,256	(10,024)	5,232
Spain	Barclays Bank PLC	300	1.00	(1)	3/20/20	48,416	(2,929)	45,487
Spain	Barclays Bank PLC	1,080	1.00	(1)	12/20/20	183,804	(99,521)	84,283
Spain	Citibank NA	1,200	1.00	(1)	3/20/20	193,663	(55,100)	138,563
Spain	Citibank NA	800	1.00	(1)	3/20/20	129,108	(17,837)	111,271
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	193,663	(55,100)	138,563
Spain	Deutsche Bank	500	1.00	(1)	3/20/20	80,693	(10,527)	70,166
Spain	Deutsche Bank	500	1.00	(1)	6/20/20	82,198	(29,697)	52,501
Spain	Deutsche Bank	845	1.00	(1)	12/20/20	143,810	(77,866)	65,944
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	112,029	—	112,029
Thailand	Citibank NA	1,600	0.86		12/20/14	12,530	—	12,530
Thailand	Citibank NA	900	0.95		9/20/19	54,302	—	54,302
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	6,029	—	6,029
Uruguay	Citibank NA	300	1.00	(1)	6/20/20	22,573	(19,197)	3,376
Uruguay	Deutsche Bank	600	1.00	(1)	6/20/20	45,145	(37,495)	7,650
Venezuela	Barclays Bank PLC	312	5.00	(1)	12/20/21	58,452	(74,689)	(16,237)
Venezuela	Barclays Bank PLC	296	5.00	(1)	12/20/21	55,454	(73,080)	(17,626)
Venezuela	Barclays Bank PLC	288	5.00	(1)	12/20/21	53,954	(74,161)	(20,207)
Venezuela	Barclays Bank PLC	304	5.00	(1)	12/20/21	56,951	(78,941)	(21,990)
Venezuela	Barclays Bank PLC	376	5.00	(1)	12/20/21	70,441	(95,744)	(25,303)
Venezuela	Deutsche Bank	431	5.00	(1)	12/20/21	80,746	(105,750)	(25,004)
Banco de Sabadell, S.A.	JPMorgan Chase Bank	470	3.00	(1)	3/20/15	75,549	(1,926)	73,623
Citigroup, Inc.	Bank of America	683	1.00	(1)	9/20/20	64,673	(37,322)	27,351
Citigroup, Inc.	JPMorgan Chase Bank	683	1.00	(1)	9/20/20	64,673	(39,503)	25,170
Erste Group Bank AG	Barclays Bank PLC	470	1.00	(1)	3/20/15	55,408	(20,893)	34,515

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
ING Verzekeringen N.V.	JPMorgan Chase Bank		$470	1.00	%(1)	3/20/15	$16,426	$(9,398)	$7,028
OAO Gazprom	Bank of America		700	1.00	(1)	6/20/20	101,990	(80,900)	21,090
OAO Gazprom	Deutsche Bank		200	1.00	(1)	9/20/20	29,933	(21,328)	8,605
Rabobank Nederland N.V.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	8,704	(274)	8,430
Raiffeisen Zentralbank	Barclays Bank PLC		470	1.00	(1)	3/20/15	45,125	(28,206)	16,919
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	1,260	1.00	(1)	12/20/16	84,816	(140,482)	(55,666)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	840	5.00	(1)	12/20/16	(62,176)	(4,632)	(66,808)

							$5,589,269	$(2,515,316)	$3,073,953

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $15,201,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Citibank NA	TRY	1,163	$729	3 Month USD-LIBOR-BBA	8.23%	2/25/21	$(37,327)
Credit Suisse International	TRY	512	288	3 Month USD-LIBOR-BBA	6.90	8/18/21	(11,652)
Deutsche Bank	TRY	4,266	2,680	3 Month USD-LIBOR-BBA	8.20	2/24/21	(142,049)
Deutsche Bank	TRY	679	381	3 Month USD-LIBOR-BBA	7.00	8/18/21	(18,457)

							$(209,485)

TRY	-	New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts to hedge the currency risks of investments it anticipates purchasing and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Forward Commodity Contracts	$—	$(424,319)
Commodity	Futures Contracts*	169,200	—

		$169,200	$(424,319)

Credit	Credit Default Swaps	$5,849,564	$(437,945)

		$5,849,564	$(437,945)

Foreign Exchange	Currency Options Purchased	$44,592	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,133,998	(1,722,742)

		$2,178,590	$(1,722,742)

Interest Rate	Cross-Currency Swaps	$—	$(209,485)
Interest Rate	Futures Contracts*	284,451	(116,952)
Interest Rate	Interest Rate Swaps	32,557	(237,993)

		$317,008	$(564,430)

* Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$428,394,440

Gross unrealized appreciation	$19,468,881
Gross unrealized depreciation	(9,645,630)

Net unrealized appreciation	$9,823,251

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$138,674,264	$145,719	$138,819,983
Collateralized Mortgage Obligations	—	20,930,789	—	20,930,789
Commercial Mortgage-Backed Securities	—	8,871,309	—	8,871,309
Mortgage Pass-Throughs	—	123,748,769	—	123,748,769
Asset-Backed Securities	—	378,051	—	378,051
Corporate Bonds & Notes	—	1,342,563	—	1,342,563
Foreign Corporate Bonds & Notes	—	2,679,580	—	2,679,580
Foreign Government Bonds	—	68,899,471	—	68,899,471
Common Stocks	3,877	3,037,025	1,474,128	4,515,030
Warrants	—	—	0	0
Precious Metals	7,206,465	—	—	7,206,465
Currency Options Purchased	—	44,592	—	44,592
Short-Term Investments —
Foreign Government Securities	—	34,591,223	—	34,591,223
U.S. Treasury Obligations	—	4,685,987	—	4,685,987
Repurchase Agreements	—	12,335,622	—	12,335,622
Other Securities	—	9,168,257	—	9,168,257

Total Investments	$7,210,342	$429,387,502	$1,619,847	$438,217,691

Forward Foreign Currency Exchange Contracts	$—	$2,133,998	$—	$2,133,998
Futures Contracts	453,651	—	—	453,651
Swap Contracts	—	5,882,121	—	5,882,121

Total	$7,663,993	$437,403,621	$1,619,847	$446,687,461

Liability Description

Securities Sold Short	$—	$(12,253,311)	$—	$(12,253,311)
Forward Commodity Contracts	—	(424,319)	—	(424,319)
Forward Foreign Currency Exchange Contracts	—	(1,722,742)	—	(1,722,742)
Futures Contracts	(116,952)	—	—	(116,952)
Swap Contracts	—	(885,423)	—	(885,423)

Total	$(116,952)	$(15,285,795)	$—	$(15,402,747)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in
	Senior
	Floating-Rate	Investment in	Investment in
	Interests	Common Stocks	Warrants	Total
Balance as of October 31, 2011	$342,757	$3,065,347	$0	$3,408,104
Realized gains (losses)	(455)	53,683	—	53,228
Change in net unrealized appreciation (depreciation)	4,422	(66,744)	—	(62,322)
Cost of purchases*	651	—	—	651
Proceeds from sales*	(201,710)	(58,812)	—	(260,522)
Accrued discount (premium)	54	—	—	54
Transfers to Level 3**	—	66,312	—	66,312
Transfers from Level 3**	—	(1,585,658)	—	(1,585,658)

Balance as of January 31, 2012	$145,719	$1,474,128	$0	$1,619,847

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$(71)	$3,798	$—	$3,727

*	Cost of purchases may include securities received in corporate actions; Proceeds from sales may include securities delivered in corporate actions.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date: March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: March 26, 2012